Research and Development Revenue (Details) - Schedule of Research and Development Revenue - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Research and Development Revenue [Line Items]
Total revenue	$ 18,056	$ 25,368
BARDA [Member]
Schedule of Research and Development Revenue [Line Items]
Total revenue	17,027	24,827
Other U.S governmental authorities [Member]
Schedule of Research and Development Revenue [Line Items]
Total revenue	$ 1,029	$ 541